UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act File Number 811-06260

The Quaker Investment Trust

309 Technology Drive
Malvern, PA 19355
(Address of principal executive offices) (Zip code)

Quaker Investment Trust
309 Technology Drive
Malvern, PA 19355
 (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-220-8888

Date of fiscal year end: June 30, 2008

Date of reporting period: March 31, 2008

Item 1. Schedules of Investments

Schedule of Investments and Securities Sold Short

Quaker Strategic Growth Fund
March 31, 2008 (unaudited)
	Number	Fair
	of Shares	Value
Common Stocks 79.94%
Basic Materials 32.27%
Chemicals 10.27%
Bayer AG ADR(a)	139,417	$11,222,469
Monsanto Co.	177,750	19,819,125
Potash Corp. of Saskatchewan	306,650	47,595,146
The Mosaic Co.(b)	282,300	28,963,980
		107,600,720
Iron & Steel Production 1.97%
United States Steel Corp.	162,810	20,655,705

Mining 20.03%
Alcoa, Inc.	779,500	28,108,770
Compahnia Vale do Rio Doce ADR(a)	1,236,400	42,828,896
Freeport-McMoRan Copper & Gold, Inc.	476,480	45,846,906
Lihir Gold Ltd. ADR(b)	92,690	2,949,396
Newmont Mining Corp.	903,200	40,914,960
Rio Tinto PLC ADR(a)	83,190	34,260,970
Silver Standard Resources, Inc.(a)(b)	272,400	8,261,892
Silver Wheaton Corp.(a)(b)	428,700	6,657,711
		209,829,501
Total Basic Materials
(Cost: $290,175,548)		338,085,926
Consumer, Non-cyclical 6.09%
Agricultural Products 6.09%
Archer-Daniels-Midland Co.	1,053,300	43,353,828
Bunge Ltd.(a)	235,910	20,495,861
		63,849,689
Total Consumer, Non-Cyclical
(Cost: $61,422,890)		63,849,689
Diversified 0.81%
Holding Companies-Divers 0.81%
Star Bulk Carriers Corp.(a)	746,400	8,523,888

Total Diversified
(Cost: $8,992,541)		8,523,888
Energy 26.67%
Gas 2.45%
Williams Cos., Inc.	777,400	25,638,652

Oil & Gas 22.84%
Apache Corp.	344,120	41,576,578
Canadian Natural Resources Ltd.	427,300	29,167,498
Noble Corp.	420,400	20,881,268
Occidental Petroleum Corp.	560,900	41,041,053
Petroleo Brasileiro SA ADR	97,300	9,935,303
Transocean, Inc.(b)	312,184	42,207,277
Ultra Petroleum Corp.(b)	166,130	12,875,075
XTO Energy, Inc.	672,190	41,581,673
		239,265,725
Oil & Gas Services 1.38%
Schlumberger Ltd.	166,700	14,502,900

Total Energy
(Cost: $256,944,696)		279,407,277
Financial 1.00%
Insurance 1.00%
American International Group, Inc.	241,310	10,436,657

Total Financial
(Cost: $11,230,390)		10,436,657
Industrial 13.10%
Aerospace & Defense 1.53%
Raytheon Co.	248,135	16,032,002

Engineering 3.17%
McDermott International, Inc.(b)	605,600	33,198,992

Engineering & Construction 5.94%
ABB Ltd. ADR	1,206,442	32,477,419
KBR, Inc.	1,073,900	29,779,247
		62,256,666
Environmental Control 0.55%
American Ecology Corp.	229,169	5,804,851

Metal Fabricate & Hardware 0.64%
Norsk Hydro ASA ADR(a)	455,400	6,649,432

Miscellaneous Manufacturing 1.27%
Honeywell International, Inc.	234,900	13,253,058

Total Industrial
(Cost: $121,303,424)		137,195,001
Total Common Stocks
(Cost $750,069,489)		837,498,438

Warrant 0.00%
Waste Management Services, Inc. Warrants Expiration:
April, 2009(b)(c)	50,000	0
Total Warrants
(Cost $0)		0

	Par Value
Short-Term Investments 20.55%
Time Deposit 14.88%
Citibank (Nassau) 3.40%, 04/01/2008	155,923,355	$155,923,355
Investment Trust -- 5.67%
Securities Lending Investment Fund,
a series of the Brown Brothers Investment Trust(d)	59,449,009	59,449,009
Total Short-Term Investments
(Cost $215,372,364)		215,372,364
Total Investments
(Cost $965,441,853) 100.49%		1,052,870,802
Liabilities in Excess of Other Assets, Net (0.49)%		(5,170,921)
Total Net Assets - 100.00%		$1,047,699,881
	Number
	of Shares
Schedule of Securities Sold Short
Common Stocks 0.40%
Bed Bath & Beyond, Inc.(b)	143,100	$4,221,450
Total Common Stocks
(Proceeds: $4,341,827)		4,221,450
Total Securities Sold Short
(Proceeds: $4,341,827)		$4,221,450

ADR - American Depositary Receipt
(a) All or a portion of the security out on loan.
(b) Non-income producing security.
(c) Restricted Security
Waste Management Services, Inc. warrants were acquired on November 17, 2006 at a cost of
$0. Since market quotations are not readily available for these securities, they were valued at fair value as determined by the Adviser using procedures approved by the Board of Trustees.
The total fair value of such securities at March 31, 2008 is $0, which represents 0.00% of total net assets.

(d) Represents investment of collateral received from securities lending transactions.

Schedule of Investments

Quaker Core Equity Fund
March 31, 2008 (unaudited)
	Number	Fair
	of Shares	Value
Common Stocks 98.99%
Basic Materials 4.72%
Chemicals 3.03%
Airgas, Inc.	3,100	$140,957
Monsanto Co.	1,000	111,500
The Mosaic Co.(a)	1,000	102,600
		355,057
Mining 1.69%
BHP Billiton Ltd. ADR	3,000	197,550

Total Basic Materials
(Cost: $477,815)		552,607
Communications 9.42%
Advertising 1.13%
Omnicom Group, Inc.	3,000	132,540

Internet 0.48%
Akamai Technologies, Inc.(a)	2,000	56,320

Internet Software & Services 2.25%
Google, Inc.(a)	600	264,282

Telecommunications 5.56%
America Movil SA de CV ADR	1,500	95,535
CommScope, Inc.(a)	3,000	104,490
Corning, Inc.	10,400	250,016
Harris Corp.	1,400	67,942
JDS Uniphase Corp.(a)	10,000	133,900
		651,883
Total Communications
(Cost: $1,067,281)		1,105,025
Consumer, Cyclical 8.36%
Airlines 0.33%
Copa Holdings SA	1,000	38,110

Auto Manufacturers 1.36%
Oshkosh Truck Corp.	4,400	159,632

Distribution & Wholesale 0.31%
Fastenal Co.	800	36,744

Leisure Time 0.33%
Celanese Corp.	1,000	39,050

Retail 6.03%
CVS Caremark Corp.	9,000	364,590
Wal-Mart Stores, Inc.	6,500	342,420
		707,010
Total Consumer, Cyclical
(Cost: $1,005,063)		980,546
Consumer, Non-cyclical 8.21%
Cosmetics & Toiletries 4.89%
Alberto-Culver Co.	1,500	41,115
Procter & Gamble Co.	7,600	532,532
		573,647
Food 0.20%
Koninklijke Ahold NV ADR	1,600	23,832

Food & Beverages 2.38%
PepsiCo, Inc.	3,860	278,692

Household Products 0.74%
Jarden Corp.(a)	4,000	86,960

Total Consumer, Non-Cyclical
(Cost: $905,039)		963,131
Energy 12.22%
Coal 0.31%
Massey Energy Co.	1,000	36,500

Energy-Alternate Sources 2.96%
First Solar, Inc.(a)	1,500	346,710

Gas 0.56%
Williams Cos., Inc.	2,000	65,960

Oil & Gas 7.32%
Chesapeake Energy Corp.	4,000	184,600
Continental Resources, Inc.(a)	5,500	175,395
ENSCO International, Inc.	3,300	206,646
Frontier Oil Corp.	2,000	54,520
Nabors Industries Ltd.(a)	4,000	135,080
Pride International, Inc.(a)	2,000	69,900
Rowan Cos., Inc.	790	32,532
		858,673
Oil & Gas Services 1.07%
Cameron International Corp.(a)	3,000	124,920

Total Energy
(Cost: $1,264,215)		1,432,763
Financial 10.00%
Diversified Financial Services 6.88%
GLG Partners, Inc.	9,500	112,765
Goldman Sachs Group, Inc.	2,000	330,780
Investment Technology Group, Inc.(a)	3,100	143,158
Nasdaq Stock Market, Inc.(a)	4,100	158,506
NYSE Euronext	1,000	61,710
		806,919
Insurance 3.12%
Axis Capital Holdings Ltd.	2,000	67,960
Endurance Specialty Holdings Ltd.	3,200	117,120
Transatlantic Holdings, Inc.	1,400	92,890
Unum Group	4,000	88,040
		366,010
Total Financial
(Cost: $1,358,203)		1,172,929
Healthcare 6.82%
Biotechnology 1.84%
Genzyme Corp.(a)	2,900	216,166

Healthcare-Products 4.98%
Johnson & Johnson	9,000	583,830

Total Healthcare
(Cost: $784,953)		799,996
Industrial 24.61%
Aerospace & Defense 3.79%
BE Aerospace, Inc.(a)	2,000	69,900
L-3 Communication Holdings, Inc.	1,600	174,944
Rockwell Collins, Inc.	3,500	200,025
		444,869
Electrical Components & Equipment 2.23%
Avnet, Inc.(a)	8,000	261,840

Engineering & Construction 0.69%
ABB Ltd. ADR	3,000	80,760

Hand & Machine Tools 0.87%
Snap-On, Inc.	2,000	101,700

Machinery-Construction & Mining 1.67%
Joy Global, Inc.	3,000	195,480

Machinery-Diversified 0.63%
Gardner Denver, Inc.(a)	2,000	74,200

Miscellaneous Manufacturing 10.59%
Dover Corp.	1,600	66,848
Eaton Corp.	2,300	183,241
General Electric Co.	4,440	164,324
Honeywell International, Inc.	4,000	225,680
Ingersoll-Rand Co. Ltd.	3,400	151,572
Pall Corp.	2,000	70,140
Trinity Industries, Inc.	6,000	159,900
Tyco International Ltd.	5,000	220,250
		1,241,955
Transportation 4.14%
Norfolk Southern Corp.	2,000	108,640
Union Pacific Corp.	3,000	376,140
		484,780
Total Industrial
(Cost: $2,997,533)		2,885,584
Technology 12.47%
Computers 6.69%
Hewlett-Packard Co.	2,000	91,320
International Business Machines Corp.	4,800	552,672
Western Digital Corp.(a)	5,200	140,608
		784,600
Electrical Components & Equipment 1.26%
Altera Corp.	8,000	147,440

Semiconductors 4.52%
Intel Corp.	20,000	423,600
MEMC Electronic Materials, Inc.(a)	1,500	106,350
		529,950
Total Technology
(Cost: $1,456,966)		1,461,990
Utilities 2.16%
Electric 2.16%
Centerpoint Energy, Inc.	6,000	85,620
Constellation Energy Group, Inc.	1,900	167,713
		253,333
Total Utilities
(Cost: $302,481)		253,333
Total Common Stocks
(Cost $11,619,549)		11,607,904

	Par Value
Short-Term Investment 2.21%
Time Deposit 2.21%
Wachovia (London) 1.70%, 4/01/2008	259,679	$259,679
Total Short-Term Investment
(Cost $259,679)		259,679
Total Investments
(Cost $11,879,228) 101.20%		11,867,583
Liabilities in Excess of Other Assets, Net (1.20)%		(141,201)
Total Net Assets 100.00%		$11,726,382

ADR - American Depositary Receipt
(a) Non-income producing security.

Schedule of Investments

Quaker Small-Cap Growth Fund
March 31, 2008 (unaudited)
	Number	Fair
	of Shares	Value
Common Stocks 96.77%
Basic Materials 1.09%
Chemicals 1.09%
Spartech Corp.	3,500	$29,575

Total Basic Materials
(Cost: $46,305)		29,575
Communications 10.03%
Advertising 1.07%
inVentiv Health, Inc.(a)	1,000	28,810

Internet 3.47%
AsianInfo Holdings, Inc.(a)	800	8,688
CMGI, Inc.(a)	2,000	26,520
Cybersource Corp.(a)	2,000	29,220
Interwoven, Inc.(a)	1,000	10,680
Stamps.com, Inc.(a)	500	5,130
Vasco Data Security International, Inc.(a)	1,000	13,680
		93,918
Internet Software & Services 1.59%
Earthlink, Inc.(a)	5,700	43,035

Telecommunications 3.90%
Corning, Inc.	3,000	72,120
Harmonic, Inc.(a)	2,700	20,520
PAETEC Holding Corp.(a)	1,000	6,660
Virgin Mobile USA, Inc.(a)	3,000	6,090
		105,390
Total Communications
(Cost: $301,190)		271,153
Consumer, Cyclical 4.66%
Auto Parts & Equipment 0.46%
ArvinMeritor, Inc.	1,000	12,510

Distribution & Wholesale 1.32%
Houston Wire & Cable Co.	1,000	16,020
Owens & Minor, Inc.	500	19,670
		35,690
Retail 2.88%
Cash America International, Inc.	1,000	36,400
Collective Brands, Inc.(a)	1,000	12,120
Ezcorp, Inc.(a)	1,000	12,310
hhgregg, Inc.(a)	1,500	16,875
		77,705
Total Consumer, Cyclical
(Cost: $129,308)		125,905
Consumer, Non-cyclical 7.67%
Agriculture 0.83%
Andersons, Inc.	500	22,305

Biotechnology 0.30%
American Oriental Bioengineering, Inc.(a)	1,000	8,100

Commerical Services 3.43%
CBIZ, Inc.(a)	800	6,496
Consolidated Graphics, Inc.(a)	1,000	56,050
CRA International, Inc.(a)	600	19,284
Spherion Corp.(a)	1,800	11,016
		92,846
Cosmetics & Toiletries 1.23%
Chattem, Inc.(a)	500	33,170

Food 1.45%
Great Atlantic & Pacific Tea Co.(a)	1,500	39,330

Food & Beverages 0.43%
Ralcorp Holdings, Inc.(a)	200	11,630

Total Consumer, Non-Cyclical
(Cost: $230,953)		207,381
Diversified 1.42%
Holding Companies-Divers 1.42%
Leucadia National Corp.	850	38,437

Total Diversified
(Cost: $30,372)		38,437
Energy 15.37%
Coal 1.16%
Walter Industries, Inc.	500	31,315

Oil & Gas 12.95%
Bois d'Arc Energy, Inc.(a)	500	10,745
Chesapeake Energy Corp.	1,500	69,225
Comstock Resources, Inc.(a)	2,000	80,600
Energy Partners Ltd.(a)	1,000	9,470
ENSCO International, Inc.	1,000	62,620
Mariner Energy, Inc.(a)	4,000	108,040
Warren Resources, Inc.(a)	800	9,496
		350,196
Oil & Gas Services 1.26%
T-3 Energy Services, Inc.(a)	800	34,048

Total Energy
(Cost: $365,560)		415,559
Financial 18.78%
Banks 1.93%
Bank Mutual Corp.	500	5,370
Hanmi Financial Corp.	1,000	7,390
Oriental Financial Group	2,000	39,420
		52,180
Diversified Financial Services 2.80%
Compucredit Corp.(a)	1,000	8,870
Federal Agricultural Mortgage Corp.	400	10,440
Interactive Brokers Group, Inc.(a)	1,000	25,670
Knight Capital Group, Inc.(a)	1,900	30,856
		75,836
Insurance 11.17%
Amtrust Financial Services, Inc.	1,300	21,073
Aspen Insurance Holdings Ltd.	1,000	26,380
Assured Guaranty Ltd.	2,700	64,098
Flagstone Reinsurance Holdings Ltd.	200	2,420
Greenlight Capital Re Ltd.(a)	1,400	26,040
Max Capital Group Ltd.	2,200	57,618
Meadowbrook Insurance Group, Inc.	200	1,562
Transatlantic Holdings, Inc.	1,300	86,255
Validus Holdings Ltd.	700	16,401
		301,847
Investment Companies 1.80%
MCG Capital Corp.	2,000	18,180
Prospect Capital Corp.	2,000	30,440
		48,620
REITS 1.08%
Redwood Trust, Inc.	800	29,080

Total Financial
(Cost: $515,297)		507,563
Healthcare 4.98%
Healthcare-Products 1.79%
Cynosure, Inc.(a)	400	8,520
Orthofix International NV(a)	1,000	39,770
		48,290
Healthcare-Services 1.71%
LHC Group LLC(a)	200	3,360
Res-Care, Inc.(a)	2,500	42,875
		46,235
Pharmaceuticals 1.48%
K-V Pharmaceutical Co.(a)	1,600	39,936

Total Healthcare
(Cost: $173,798)		134,461
Industrial 22.35%
Aerospace & Defense 1.92%
AAR Corp.(a)	1,900	51,813

Electronics 5.55%
Benchmark Electronics, Inc.(a)	2,500	44,875
Eagle Test Systems, Inc.(a)	2,000	21,000
II-VI, Inc.(a)	1,600	60,768
Methode Electronics, Inc.	2,000	23,380
		150,023
Machinery-Construction & Mining 3.38%
Bucyrus International, Inc.	900	91,485

Machinery-Diversified 3.63%
Chart Industries, Inc.(a)	500	16,920
HurCo.Cos, Inc.(a)	1,000	46,780
Kadant, Inc.(a)	1,170	34,375
		98,075
Manufacturing 1.27%
Acuity Brands, Inc.	800	34,360

Metal Fabricate & Hardware 0.53%
Mueller Industries, Inc.	500	14,425

Miscellaneous Manufacturing 3.08%
Actuant Corp.	1,000	30,210
Ingersoll-Rand Co., Ltd.	200	8,916
Tyco International Ltd.	1,000	44,050
		83,176
Packaging & Containers 1.76%
Greif, Inc.	700	47,551

Transportation 1.23%
Genco Shipping & Trading Ltd.	500	28,215
Ultrapetrol Bahamas Ltd.(a)	500	5,120
		33,335
Total Industrial
(Cost: $573,772)		604,243
Technology 3.03%
Semiconductors 1.92%
Emulex Corp.(a)	2,000	32,480
IPG Photonics Corp.(a)	400	6,276
Skyworks Solutions, Inc.(a)	1,800	13,104
		51,860
Software 1.11%
Interactive Intelligence, Inc.(a)	1,000	11,770
JDA Software Group, Inc.(a)	1,000	18,250
		30,020
Total Technology
(Cost: $88,681)		81,880
Utilities 7.39%
Electric 6.07%
Centerpoint Energy, Inc.	1,500	21,405
Cleco Corp.	1,000	22,180
Constellation Energy Group, Inc.	800	70,616
NRG Energy, Inc.(a)	1,100	42,889
Pike Electric Corp.(a)	500	6,965
		164,055
Gas 1.32%
The Laclede Group, Inc.	1,000	35,630

Total Utilities
(Cost: $219,837)		199,685
Total Common Stocks
(Cost $2,675,073)		2,615,841

	Par Value
Short-Term Investment 2.61%
Time Deposit 2.61%
BBH Grand Cayman 1.70%, 04/01/2008	70,711	$70,711
Total Short-Term Investment
(Cost $70,711)		70,711
Total Investments
(Cost $2,745,784) 99.38%		2,686,552
Other Assets in Excess of Liabilities, Net 0.62%		16,693
Total Net Assets 100.00%		$2,703,245

(a) Non-income producing security.

Schedule of Investments

Quaker Capital Opportunities Fund
March 31, 2008 (unaudited)
	Number	Fair
	of Shares	Value
Common Stocks 82.72%
Basic Materials 1.79%
Chemicals 1.79%
Air Products & Chemicals, Inc.	2,800	$257,600

Total Basic Materials
(Cost: $217,124)		257,600
Communications 5.36%
Advertising 2.25%
Omnicom Group, Inc.	7,300	322,514

Telecommunications 3.11%
AT&T, Inc.	11,700	448,110

Total Communications
(Cost: $809,845)		770,624
Consumer, Cyclical 7.71%
Retail 7.71%
CVS Caremark Corp.	14,500	587,395
Walgreen Co.	13,700	521,833
		1,109,228
Total Consumer, Cyclical
(Cost: $1,006,169)		1,109,228
Consumer, Non-cyclical 11.91%
Cosmetics & Toiletries 3.73%
Colgate-Palmolive Co.	6,900	537,579

Food & Beverages 8.18%
Diageo PLC ADR	7,100	577,372
PepsiCo, Inc.	8,300	599,260
		1,176,632
Total Consumer, Non-Cyclical
(Cost: $1,346,540)		1,714,211
Energy 5.21%
Oil & Gas 1.96%
ConocoPhillips	3,700	281,977

Oil & Gas Services 3.25%
Weatherford International Ltd.(a)(b)	6,460	468,156

Total Energy
(Cost: $707,016)		750,133
Financial 2.56%
Financial Services 2.56%
Principal Financial Group, Inc.	6,600	367,752

Total Financial
(Cost: $384,538)		367,752
Healthcare 18.21%
Biotechnology 4.34%
Genentech, Inc.(a)	7,700	625,086

Healthcare-Services 3.65%
UnitedHealth Group, Inc.	15,300	525,708

Pharmaceuticals 10.22%
Barr Pharmaceuticals, Inc.(a)	9,100	439,621
Novartis AG ADR	10,100	517,423
Teva Pharmaceutical Industries Ltd. ADR(b)	11,100	512,709
		1,469,753
Total Healthcare
(Cost: $2,809,792)		2,620,547
Industrial 11.14%
Aerospace & Defense 5.90%
General Dynamics Corp.	4,940	411,848
L-3 Communication Holdings, Inc.	4,000	437,360
		849,208
Miscellaneous Manufacturing 5.24%
Textron, Inc.	13,600	753,712

Total Industrial
(Cost: $1,341,363)		1,602,920
Technology 18.83%
Computer Services 7.78%
Automatic Data Processing, Inc.	12,800	542,592
Oracle Corp.(a)	29,500	577,020
		1,119,612
Computer Software & Services 4.14%
Microsoft Corp.	21,000	595,980

Computers 6.91%
Hewlett-Packard Co.	11,100	506,826
International Business Machines Corp.	4,230	487,042
		993,868
Total Technology
(Cost: $2,705,412)		2,709,460
Total Common Stocks
(Cost $11,327,799)		11,902,475

Exchange-Traded Fund 6.53%
Streettracks Gold Trust(a)(b)	10,400	$939,952
Total Exchange Traded Fund
(Cost: $933,435)		939,952

	Par Value
Short-Term Investments 24.20%
Investment Trust -- 13.05%
Securities Lending Investment Fund,
a series of the Brown Brothers Investment Trust(c)	1,877,509	$1,877,509
Time Deposit 11.15%
Bank of America (London) 1.70%, 04/01/2008	1,604,150	1,604,150
Total Short-Term Investments
(Cost $3,481,659)		3,481,659
Total Investments
(Cost $15,742,893) 113.45%		16,324,086
Liabilities in Excess of Other Assets, Net (13.45)%		(1,935,237)
Total Net Assets 100.00%		$14,388,849

ADR - American Depositary Receipt
(a) Non-income producing security.
(b) All or a portion of the security out on loan.
(c) Represents investment of collateral received from securities lending transactions.

Schedule of Investments and Securities Sold Short

Quaker Biotech Pharma-Healthcare Fund
March 31, 2008 (unaudited)
	Number	Fair
	of Shares	Value
Domestic Common Stocks 70.36%
Healthcare 70.36%
Biotechnology 59.42%
Affymax, Inc.(a)	4,090	$57,669
Alexion Pharmaceuticals, Inc.(a)	5,750	340,975
Amgen, Inc.(a)	4,990	208,482
Celgene Corp.(a)	7,070	433,320
deCODE genetics, Inc.(a)(b)	29,426	45,022
Genzyme Corp.(a)	5,752	428,754
Gilead Sciences, Inc.(a)	8,240	424,607
Illumina, Inc.(a)(b)	4,940	374,946
ImClone Systems, Inc.(a)	4,581	194,326
InterMune, Inc.(a)(b)	10,323	150,509
Myriad Genetics, Inc.(a)(b)	6,970	280,821
Progenics Pharmaceuticals, Inc.(a)(b)	45,962	300,132
Savient Pharmaceuticals, Inc.(a)(b)	18,120	362,400
United Therapeutics Corp.(a)	3,310	286,977
Vertex Pharmaceuticals, Inc.(b)	13,638	325,812
		4,214,752
Healthcare-Products 4.08%
Align Technology, Inc.(a)(b)	6,241	69,338
DexCom, Inc.(a)	16,076	66,555
Luminex Corp.(a)(b)	7,833	153,918
		289,811
Pharmaceuticals 6.86%
Cardiome Pharma Corp.(a)	16,773	140,893
Cephalon, Inc.(a)	4,230	272,412
The Medicines Co.(a)	3,643	73,589
		486,894
Total Healthcare
(Cost: $5,218,727)		4,991,457
Total Domestic Common Stocks
(Cost $5,218,727)		4,991,457

Foreign Common Stocks 7.14%
Denmark 3.57%
Pharmaceuticals 3.57%
Novo Nordisk A/S	3,698	252,875
Total Denmark
(Cost: $230,878)		252,875
Switzerland 2.44%
Therapeutics 2.44%
Speedel Holding AG(a)	1,910	173,085
Total Switzerland
(Cost: $264,480)		173,085
Israel 1.13%
Healthcare-Products 1.13%
Given Imaging Ltd.(a)	4,761	80,366
Total Israel
(Cost: $80,792)		80,366
Total Foreign Common Stocks
(Cost $576,150)		506,326

	Par Value
Short-Term Investments 40.68%
Foreign Currencies 3.81%
Swiss Franc	268,292	$270,143
Time Deposit 14.75%
Wachovia (London) 1.70%, 04/01/2008	1,046,342	1,046,342
Investment Trust -- 22.12%
Securities Lending Investment Fund
a series of the Brown Brothers Investment Trust(c)	1,569,184	1,569,184
Total Short-Term Investments
(Cost $1,280,862)		2,885,669
Total Investments
(Cost $7,075,739) 118.18%		8,383,451
Other Assets in Excess of Liabilities, Net (18.18)%		(1,289,821)
Total Net Assets - 100.00%		$7,093,630

	Number
Schedule of Securities Sold Short	of Shares
Common Stocks 10.84%
Actelion, Ltd.(a)	4,699	$256,206
Alnylam Pharmaceuticals, Inc.(a)	2,750	67,100
OSI Pharmaceuticals, Inc.(a)	3,500	130,865
Powershares QQQ NASDAQ 100	7,200	314,784
Total Common Stocks (Proceeds: $780,156)		768,955
Total Securities Sold Short (Proceeds: $780,156)		$768,955

(a) Non-income producing security.
(b) All or a portion of security out on loan.
(c) Represents investment of collateral received from securities lending transactions.

Schedule of Investments

Quaker Mid-Cap Value Fund
March 31, 2008 (unaudited)
	Number	Fair
	of Shares	Value
Common Stocks 99.65%
Basic Materials 4.27%
Iron & Steel Production 4.27%
Steel Dynamics, Inc.(a)	37,000	$1,222,480

Total Basic Materials
(Cost: $798,186)		1,222,480
Communications 2.46%
Internet 2.46%
Akamai Technologies, Inc.(b)	25,000	704,000

Total Communications
(Cost: $690,287)		704,000
Consumer, Cyclical 18.50%
Apparel 6.17%
Gymboree Corp.(b)	20,000	797,600
VF Corp.	12,500	968,875
		1,766,475
Auto Manufacturers 2.22%
Oshkosh Truck Corp.(a)	17,500	634,900

Auto Parts & Equipment 2.59%
Johnson Controls, Inc.	22,000	743,600

Leisure Time 2.15%
Polaris Industries, Inc.(a)	15,000	615,150

Retail 5.37%
American Eagle Outfitters, Inc.	60,000	1,050,600
Nordstrom, Inc.	15,000	489,000
		1,539,600
Total Consumer, Cyclical
(Cost: $5,967,417)		5,299,725
Consumer, Non-cyclical 2.43%
Agricultural Products 2.43%
Bunge Ltd.(a)	8,000	695,040

Total Consumer, Non-Cyclical
(Cost: $751,108)		695,040
Energy 7.02%
Oil & Gas 4.87%
Holly Corp.	15,000	651,150
Noble Corp.	15,000	745,050
		1,396,200
Oil & Gas Services 2.15%
Grant Prideco, Inc.(b)	12,500	615,250

Total Energy
(Cost: $2,083,292)		2,011,450
Financial 13.74%
Insurance 13.74%
American Financial Group, Inc.	25,000	639,000
Cigna Corp.	20,000	811,400
Philadelphia Consolidated Holding Corp.(b)	15,000	483,000
Reinsurance Group of America, Inc.	16,462	896,191
W.R. Berkley Corp.	40,000	1,107,600
		3,937,191
Total Financial
(Cost: $4,574,021)		3,937,191
Healthcare 11.79%
Healthcare-Services 2.11%
Coventry Health Care, Inc.(b)	15,000	605,250

Pharmaceuticals 9.68%
Barr Pharmaceuticals, Inc.(b)	20,000	966,200
Forest Laboratories, Inc.(b)	25,000	1,000,250
Herbalife Ltd.	17,000	807,500
		2,773,950
Total Healthcare
(Cost: $3,551,948)		3,379,200
Industrial 29.39%
Aerospace & Defense 2.29%
L-3 Communication Holdings, Inc.	6,000	656,040

Electrical Components & Equipment 5.67%
Ametek, Inc.	20,000	878,200
Amphenol Corp.	20,000	745,000
		1,623,200
Hand & Machine Tools 3.09%
Lincoln Electric Holdings, Inc.	13,750	886,738

Machinery-Diversified 2.45%
Cummins, Inc.	15,000	702,300

Metal Fabricate & Hardware 3.56%
Precision Castparts Corp.	10,000	1,020,800

Miscellaneous Manufacturing 7.76%
Ceradyne, Inc.(b)	10,000	319,600
Parker Hannifin Corp.	16,875	1,168,931
SPX Corp.	7,000	734,300
		2,222,831
Transportation 4.57%
CSX Corp.	10,000	560,700
DryShips, Inc.(a)	12,500	748,875
		1,309,575
Total Industrial
(Cost: $8,158,702)		8,421,484
Technology 10.05%
Computers 2.74%
Seagate Technology	37,500	785,250

Electrical Components & Equipment 3.86%
Altera Corp.	60,000	1,105,800

Software 3.45%
SEI Investments Co.	40,000	987,600

Total Technology
(Cost: $3,220,824)		2,878,650
Total Common Stocks
(Cost $29,795,785)		28,549,220

	Par Value
Short-Term Investments 14.73%
Investment Trust -- 13.99%
Securities Lending Investment Fund,
a series of the Brown Brothers Investment Trust(c)	4,007,871	$4,007,871
Time Deposit 0.74%
Wachovia (London) 1.70%, 04/01/2008	212,156	212,156
Total Short-Term Investments
(Cost $4,220,027)		4,220,027
Total Investments
(Cost $34,015,812) 114.38%		32,769,247
Liabilities in Excess of Other Assets, Net (14.38)%		(4,118,763)
Total Net Assets 100.00%		$28,650,484

(a) All or a portion of the security out on loan.
(b) Non-income producing security.
(c) Represents investment of collateral received from securities lending transactions.

Schedule of Investments

Quaker Small-Cap Value Fund
March 31, 2008 (unaudited)
	Number	Fair
	of Shares	Value
Common Stocks 99.93%
Basic Materials 5.53%
Chemicals 3.89%
Chemtura Corp.	45,900	$336,906
Cytec Industries, Inc.	4,100	220,785
Innospec, Inc.	17,200	364,640
Minerals Technologies, Inc.	3,500	219,800
NewMarket Corp.	4,400	331,980
Schulman A, Inc.	25,000	513,250
Terra Industries, Inc.(a)	4,600	163,438
		2,150,799
Iron & Steel Production 1.64%
Carpenter Technology Corp.	8,000	447,760
Reliance Steel & Aluminum Co.	7,700	460,922
		908,682
Total Basic Materials
(Cost: $2,992,814)		3,059,481
Communications 6.47%
Internet 3.50%
Check Point Software Technologies(a)	19,900	445,760
j2 Global Communications, Inc.(a)(b)	11,800	263,376
NetFlix, Inc.(a)(b)	14,300	495,495
S1 Corp.(a)	38,100	270,891
Stamps.com, Inc.(a)	23,100	237,006
Vignette Corp.(a)	16,800	221,928
		1,934,456
Internet Software & Services 0.72%
Earthlink, Inc.(a)	52,800	398,640

Media 0.70%
Scholastic Corp.(a)	7,300	220,971
Westwood One, Inc.(a)	79,100	166,110
		387,081
Telecommunications 1.55%
Adtran, Inc.	13,700	253,450
Premiere Global Services, Inc.(a)	30,400	435,936
USA Mobility, Inc.	23,700	169,218
		858,604
Total Communications
(Cost: $4,736,961)		3,578,781
Consumer, Cyclical 14.41%
Apparel 1.19%
Deckers Outdoor Corp.(a)(b)	1,800	194,076
Gymboree Corp.(a)	11,700	466,596
		660,672
Auto Parts & Equipment 1.21%
Autoliv, Inc.	8,000	401,600
Lear Corp.(a)	10,300	266,873
		668,473
Distribution & Wholesale 1.56%
Owens & Minor, Inc.(b)	11,800	464,212
WESCO International, Inc.(a)	10,900	397,741
		861,953
Entertainment 0.46%
Lions Gate Entertainment Corp.(a)	26,200	255,450

Home Builders 0.55%
Thor Industries, Inc.(b)	10,300	306,631

Household Products 0.41%
Toro Co.	5,500	227,645

Office Furnishings 0.83%
Herman Miller, Inc.	18,700	459,459

Retail 6.34%
Aeropostale, Inc.(a)	21,200	574,732
AnnTaylor Stores Corp.(a)	20,500	495,690
Casey's General Stores, Inc.	9,600	216,960
Christopher & Banks Corp.	18,000	179,820
CKE Restaurants, Inc.(b)	21,100	236,742
Dress Barn, Inc.(a)	16,500	213,510
Ezcorp, Inc.(a)	32,100	395,151
Hot Topic, Inc.(a)	45,900	197,829
Jack in the Box, Inc.(a)	21,200	569,644
Longs Drug Stores Corp.	5,300	225,038
Tween Brands, Inc.(a)	8,200	202,868
		3,507,984
Toys & Hobbies 1.86%
Hasbro, Inc.	19,300	538,470
Marvel Entertainment, Inc.(a)	18,300	490,257
		1,028,727
Total Consumer, Cyclical
(Cost: $9,031,061)		7,976,994
Consumer, Non-cyclical 9.35%
Agriculture 0.55%
Andersons, Inc.(b)	6,800	303,348

Commerical Services 6.92%
AerCap Holdings NV	21,500	377,970
Bowne & Co, Inc.	26,100	398,025
Consolidated Graphics, Inc.(a)	8,500	476,425
Hewitt Associates, Inc.(a)	13,800	548,826
MAXIMUS, Inc.	13,600	499,256
Robert Half International, Inc.	16,700	429,858
TNS, Inc.	21,000	433,440
TrueBlue, Inc.(a)	30,500	409,920
Weight Watchers International, Inc.	5,500	254,815
		3,828,535
Food 0.49%
Fresh Del Monte Produce, Inc.(a)	7,500	273,000

Household Products 1.39%
Blyth, Inc.	20,700	408,204
Ennis, Inc.	21,500	360,770
		768,974
Total Consumer, Non-Cyclical
(Cost: $5,583,247)		5,173,857
Energy 8.20%
Energy-Alternate Sources 0.79%
Headwaters, Inc.(a)(b)	33,300	439,227

Oil & Gas 6.28%
Bois d'Arc Energy, Inc.(a)	17,300	371,777
Cimarex Energy Co.	10,400	569,296
Energy Partners Ltd.(a)	27,400	259,478
Frontier Oil Corp.	16,800	457,968
Holly Corp.	4,500	195,345
Patterson-UTI Energy, Inc.	25,000	654,500
SEACOR Holdings, Inc.(a)	5,700	486,552
Unit Corp.(a)	8,500	481,525
		3,476,441
Oil & Gas Services 0.38%
TriCo.Marine Services, Inc.(a)(b)	5,400	210,438

Pipelines 0.75%
Oneok, Inc.	9,300	415,059

Total Energy
(Cost: $4,697,661)		4,541,165
Financial 19.00%
Banks 2.59%
Corus Bankshares, Inc.(b)	7,700	74,921
Credicorp Ltd.	6,900	495,006
Oriental Financial Group	20,400	402,084
SVB Financial Group(a)	10,600	462,584
		1,434,595
Diversified Financial Services 4.64%
Federated Investors, Inc.	11,700	458,172
Greenhill & Co., Inc.(b)	6,800	473,008
Investment Technology Group, Inc.(a)	7,100	327,878
Janus Capital Group, Inc.	19,600	456,092
Knight Capital Group, Inc.(a)	30,900	501,816
optionsXpress Holdings, Inc.(b)	16,900	349,999
		2,566,965
Financial Services 0.54%
Banco Latinoamericano De Exportaciones SA	19,400	298,760
Insurance 10.36%
American Physicians Capital, Inc.	10,900	505,324
Axis Capital Holdings Ltd.	14,800	502,904
Endurance Specialty Holdings Ltd.	11,900	435,540
Everest Re Group Ltd.	4,900	438,697
Fairfax Financial Holdings Ltd.	900	258,390
FPIC Insurance Group, Inc.(a)	8,700	410,118
Infinity Property & Casualty Corp.	5,400	224,640
Montpelier Re Holdings Ltd.	29,900	479,895
Platinum Underwriters Holdings Ltd.	10,400	337,584
RLI Corp.	9,500	470,915
Safeco Corp.	12,000	526,560
Safety Insurance Group, Inc.	10,000	341,300
StanCorp. Financial Group, Inc.	4,900	233,779
W.R. Berkley Corp.	12,500	346,125
Willis Group Holdings Ltd.	6,700	225,187
		5,736,958
Savings & Loans 0.87%
First Niagara Financial Group, Inc.	35,300	479,727

Total Financial
(Cost: $11,100,328)		10,517,005
Healthcare 10.89%
Biotechnology 2.71%
Integra Lifesciences Holdings Corp.(a)(b)	8,700	378,189
Lifecell Corp.(a)	6,800	285,804
Martek Biosciences Corp.(a)(b)	12,400	379,068
United Therapeutics Corp.(a)	5,300	459,510
		1,502,571
Healthcare-Products 3.94%
Conmed Corp.(a)	15,500	397,420
Edwards Lifesciences Corp.(a)	9,700	432,135
Haemonetics Corp.(a)	7,300	434,934
Invacare Corp.	19,500	434,460
Mentor Corp.	8,200	210,904
SurModics, Inc.(a)(b)	6,400	268,032
		2,177,885
Healthcare-Services 1.44%
Health Net, Inc.(a)	12,100	372,680
Lincare Holdings, Inc.(a)	15,000	421,650
		794,330
Pharmaceuticals 2.80%
Biovail Corp.	16,200	172,530
Endo Pharmaceuticals Holdings, Inc.(a)	18,900	452,466
Herbalife Ltd.	8,100	384,750
King Pharmaceuticals, Inc.(a)	32,400	281,880
OSI Pharmaceuticals, Inc.(a)(b)	6,900	257,991
		1,549,617
Total Healthcare
(Cost: $6,852,485)		6,024,403
Industrial 15.10%
Aerospace & Defense 0.84%
GenCorp, Inc.(a)	45,300	466,137

Building Materials 1.09%
Gibraltar Industries, Inc.	19,300	226,389
Lennox International, Inc.	10,500	377,685
		604,074
Electrical Components & Equipment 1.88%
Encore Wire Corp.(b)	21,000	382,410
Hubbell, Inc.	7,300	318,937
Superior Essex, Inc.(a)	12,000	337,440
		1,038,787
Electronics 2.52%
Analogic Corp.	6,200	412,548
Celestica, Inc.(a)	59,400	399,168
CTS Corp.	11,500	123,050
Methode Electronics, Inc.	39,400	460,586
		1,395,352
Machinery-Diversified 0.79%
Gardner Denver, Inc.(a)	11,700	434,070

Manufacturing 0.94%
Acuity Brands, Inc.(b)	12,100	519,695

Metal Fabricate & Hardware 0.91%
Mueller Industries, Inc.	17,500	504,875

Miscellaneous Manufacturing 1.10%
EnPro Industries, Inc.(a)(b)	9,800	305,662
FreightCar America, Inc.	8,900	305,270
		610,932
Packaging & Containers 1.12%
Greif, Inc.	9,100	618,163

Transportation 3.06%
DryShips, Inc.(b)	5,600	335,496
Overseas Shipholding Group, Inc.	7,000	490,280
Ryder System, Inc.	8,500	517,735
Tsakos Energy Navigation Ltd.	11,400	350,664
		1,694,175
Trucking & Leasing 0.85%
GATX Corp.	12,000	468,840

Total Industrial
(Cost: $8,678,366)		8,355,100
Technology 7.96%
Computer Software & Services 1.27%
CSG Systems International, Inc.	21,900	249,003
MicroStrategy, Inc.(a)	6,100	451,339
		700,342
Computers 0.41%
Rackable Systems, Inc.(a)	25,200	229,824

Data Processing 0.69%
Fair Isaac Corp.	17,700	380,904

Semiconductors 3.37%
Credence Systems Corp.(a)	85,600	145,520
Emulex Corp.(a)	16,100	261,464
Mattson Technology, Inc.(a)	58,200	354,438
OmniVision Technologies, Inc.(a)	20,300	341,446
QLogic Corp.(a)	31,400	481,990
Semtech Corp.(a)	19,600	280,868
		1,865,726
Software 2.22%
BMC Software, Inc.(a)	16,100	523,572
Compuware Corp.(a)	65,400	480,036
Sybase, Inc.(a)	8,600	226,180
		1,229,788
Total Technology
(Cost: $5,758,489)		4,406,584
Utilities 3.02%
Electric 2.23%
Alliant Energy Corp.	8,600	301,086
El Paso Electric Co.(a)	10,400	222,248
Sierra Pacific Resources	24,400	308,172
Wisconsin Energy Corp.	9,200	404,708
		1,236,214
Gas 0.79%
Energen Corp.	7,000	436,100

Total Utilities
(Cost: $1,585,347)		1,672,314
Total Common Stocks
(Cost $61,016,759)		55,305,684

	Par Value
Short-Term Investment 10.30%
Investment Trust 10.30%
Securities Lending Investment Fund,
a series of the Brown Brothers Investment Trust(c)	5,700,342	$5,700,342
Total Short-Term Investment
(Cost $5,700,342)		5,700,342
Total Investments
(Cost $66,717,101) 110.23%		61,006,026
Liabilities in Excess of Other Assets, Net (10.23)%		(5,663,466)
Total Net Assets - 100.00%		$55,342,560

(a) Non-income producing security.
(b) All or a portion of the security out on loan.
(c) Represents investment of collateral received from securities lending transactions.

Schedule of Investments

Quaker Core Value Fund
March 31, 2008 (unaudited)
	Number	Fair
	of Shares	Value
Common Stocks 98.34%
Basic Materials 5.88%
Chemicals 3.66%
Airgas, Inc.	1,200	$54,564
Rohm & Haas Co.	1,000	54,080
		108,644
Mining 2.22%
BHP Billiton Ltd. ADR	1,000	65,850

Total Basic Materials
(Cost: $159,689)		174,494
Communications 9.63%
Internet Software & Services 3.41%
Google, Inc.(a)	230	101,308

Telecommunications 6.22%
America Movil SA de CV ADR	1,000	63,690
CommScope, Inc.(a)	1,400	48,762
Corning, Inc.	3,000	72,120
		184,572
Total Communications
(Cost: $279,306)		285,880
Consumer, Cyclical 7.37%
Airlines 0.90%
Copa Holdings SA	700	26,677

Auto Manufacturers 1.88%
Oshkosh Truck Corp.	1,540	55,871

Leisure Time 1.31%
Celanese Corp.	1,000	39,050

Retail 3.28%
CVS Caremark Corp.	970	39,295
Wal-Mart Stores, Inc.	1,100	57,948
		97,243
Total Consumer, Cyclical
(Cost: $234,282)		218,841
Consumer, Non-cyclical 6.23%
Cosmetics & Toiletries 5.10%
Procter & Gamble Co.	2,160	151,351

Food 0.40%
Koninklijke Ahold NV ADR	800	11,916

Household Products 0.73%
Jarden Corp.(a)	1,000	21,740

Total Consumer, Non-Cyclical
(Cost: $171,761)		185,007
Energy 13.08%
Gas 0.89%
Williams Cos., Inc.	800	26,384

Oil & Gas 12.19%
Chesapeake Energy Corp.	1,540	71,071
ConocoPhillips	2,000	152,420
Continental Resources, Inc.(a)	1,500	47,835
ENSCO International, Inc.	1,100	68,882
Holly Corp.	500	21,705
		361,913
Total Energy
(Cost: $357,991)		388,297
Financial 16.82%
Diversified Financial Services 7.09%
GLG Partners, Inc.	2,500	29,675
Goldman Sachs Group, Inc.	800	132,312
Investment Technology Group, Inc.(a)	800	36,944
Nasdaq Stock Market, Inc.(a)	300	11,598
		210,529
Insurance 7.93%
Axis Capital Holdings Ltd.	500	16,990
Endurance Specialty Holdings Ltd.	790	28,914
PartnerRe Ltd.	1,700	129,710
Transatlantic Holdings, Inc.	900	59,715
		235,329
Real Estate 1.80%
Jones Lang LaSalle, Inc.	690	53,365

Total Financial
(Cost: $561,045)		499,223
Healthcare 3.17%
Healthcare-Products 3.17%
Johnson & Johnson	1,450	94,061

Total Healthcare
(Cost: $94,476)		94,061
Industrial 20.78%
Aerospace & Defense 3.03%
BE Aerospace, Inc.(a)	1,100	38,445
Rockwell Collins, Inc.	900	51,435
		89,880
Electrical Components & Equipment 1.65%
Avnet, Inc.(a)	1,500	49,095

Manufacturing 1.69%
Carlisle Cos., Inc.	1,500	50,160

Miscellaneous Manufacturing 13.49%
3M Co.	600	47,490
Dover Corp.	500	20,890
Eaton Corp.	900	71,703
General Electric Co.	1,000	37,010
Honeywell International, Inc.	1,400	78,988
Ingersoll-Rand Co., Ltd.	1,000	44,580
Pall Corp.	200	7,014
Trinity Industries, Inc.	1,000	26,650
Tyco International Ltd.	1,500	66,075
		400,400
Transportation 0.92%
Norfolk Southern Corp.	500	27,160

Total Industrial
(Cost: $666,660)		616,695
Technology 12.39%
Computers 8.36%
International Business Machines Corp.	1,100	126,654
Western Digital Corp.(a)	4,500	121,680
		248,334
Semiconductors 4.03%
Intel Corp.	5,300	112,254
Skyworks Solutions, Inc.(a)	1,000	7,280
		119,534
Total Technology
(Cost: $357,124)		367,868
Utilities 2.99%
Electric 2.15%
Centerpoint Energy, Inc.	2,000	28,540
Constellation Energy Group, Inc.	400	35,308
		63,848
Gas 0.84%
UGI Corp.	1,000	24,920

Total Utilities
(Cost: $103,114)		88,768
Total Common Stocks
(Cost $2,985,448)		2,919,134

	Par Value
Short-Term Investment 1.22%
Time Deposit 1.22%
BBH Grand Cayman 1.70%, 4/01/2008	36,333	$36,333
Total Short-Term Investment
(Cost $36,333)		36,333
Total Investments
(Cost $3,021,781) 99.56%		2,955,467
Other Assets in Excess of Liabilities, Net 0.44%		13,068
Total Net Assets 100.00%		$2,968,535

ADR - American Depositary Receipt
(a) Non-income producing security.

Item 2. Controls and Procedures

1.
The registrant�s principal executive and principal financial officers have determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

2.
There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.133 CERT

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Quaker investment trust

By:           /s/ Jeffry H. King, Sr.___________________
   Jeffry H. King, Sr., Chief Executive Officer

Date:        05/05/2008___________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Jeffry H. King, Sr.___________________
   Jeffry H. King, Sr., Chief Executive Officer

Date:        05/05/2008___________________________

By:           /s/ Laurie Keyes ______________________
               Laurie Keyes, Treasurer

Date:        05/05/2008____________________________